                                                        SEC FILE NOS. 033-02610
                                                                      811-04550


                               THE MAINSTAY FUNDS
                          Supplement Dated May 17, 2006
                      to the Prospectus Dated March 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus ("Prospectus") of The MainStay Funds ("Trust"). You may obtain a copy of the Prospectus or the Trust's Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 1 on page 102 of the Prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.


                                                                   MS16bb-05/06

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                                                        SEC File Nos. 033-02610
                                                                      811-04550


                               THE MAINSTAY FUNDS
                           MainStay Equity Index Fund

                      Supplement dated May 17, 2006 to the
                         Prospectus dated March 1, 2006

     This Supplement updates certain information contained in the above-dated Prospectus (the "Prospectus") of MainStay Equity Index Fund (the "Fund"). You may obtain a copy of the Fund's Prospectus or Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Fund's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 1 on page 18 of the Prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.


                                                                  MSEI16a-05/06